The Company and basis of presentation (Details) € in Thousands		3 Months Ended
	Jan. 01, 2023 item segment	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
The Company, basis of presentation and significant accounting policies
Number of operating segments | segment	2
Number of reportable segments | segment	2
Effective tax rate (as a percent)		25.00%	24.00%
Number of groups of CGUs for each operating segment | item	1
Increase (decrease) in market capitalization		28.00%
Market capitalization		€ 11,472,466		€ 8,969,649
Percentage of increase (decrease) in FMC AG & Co. KGaA shareholders' equity		(1.00%)
Total FMC AG & Co. KGaA shareholders' equity		€ 13,827,903		€ 13,989,453
Costs of revenue previously recorded in selling, general and administrative expense
The Company, basis of presentation and significant accounting policies
Amount of revisions			€ 84,241
Other operating income previously recorded in selling, general and administrative expense
The Company, basis of presentation and significant accounting policies
Amount of revisions			128,857
Other operating expense previously recorded in selling, general and administrative expense
The Company, basis of presentation and significant accounting policies
Amount of revisions			€ 125,884
Argentina
The Company, basis of presentation and significant accounting policies
Index at March 31, 2023		1,381.2
Calendar year increase		22.00%
(Gain) loss on net monetary position in EUR		€ 15,044
Lebanon
The Company, basis of presentation and significant accounting policies
Index at March 31, 2023		3,710.5
Calendar year increase		81.00%
(Gain) loss on net monetary position in EUR		€ (772)
Turkiye
The Company, basis of presentation and significant accounting policies
Index at March 31, 2023		1,269.8
Calendar year increase		13.00%
(Gain) loss on net monetary position in EUR		€ 247